INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 42,037	$ 32,393
Facilities lease rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	15,699	16,988
Facilities lease rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years
Facilities lease rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	19 years
Technologies, patents and other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	21,154	11,300
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years
Other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Intangible assets, net	3,499	2,146
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Intangible assets, net	1,510	1,684
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life
Intangible assets, net	$ 175	$ 275